Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment

(a) Changes in property, plant and equipment for the year ended December 31, 2016 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction- in-progress (*1)	Others	Total
Acquisition cost as of January 1, 2016	~~W~~	462,787	5,998,384	36,450,747	794,894	1,268,946	216,044	45,191,802
Accumulated depreciation as of January 1, 2016		—	(2,117,951)	(31,694,483)	(663,331)	—	(164,257)	(34,640,022)
Accumulated impairment loss as of January 1, 2016		—	—	(5,760)	—	—	—	(5,760)

Book value as of January 1, 2016	~~W~~	462,787	3,880,433	4,750,504	131,563	1,268,946	51,787	10,546,020
Additions		—	—	—	—	4,562,263	—	4,562,263
Business combinations (*3)		—	16,023	655	449	—	663	17,790
Depreciation		—	(288,891)	(2,283,482)	(57,130)	—	(13,942)	(2,643,445)
Impairment loss		—	(1,610)	—	—	—	—	(1,610)
Disposals		(1,303)	(3,204)	(284,855)	(1,746)	—	(862)	(291,970)
Others (*2)		—	313,404	2,461,635	52,471	(2,846,180)	18,670	—
Effect of movements in exchange rates		—	(30,357)	(118,060)	(1,349)	(1,179)	(261)	(151,206)
Government grants received		—	(638)	(3,869)	—	(1,886)	—	(6,393)

Book value as of December 31, 2016	~~W~~	461,484	3,885,160	4,522,528	124,258	2,981,964	56,055	12,031,449

Acquisition cost as of December 31, 2016	~~W~~	461,484	6,284,778	37,472,177	775,682	2,981,964	202,306	48,178,391

Accumulated depreciation as of December 31, 2016	~~W~~	—	(2,397,967)	(32,947,359)	(651,424)	—	(146,251)	(36,143,001)

Accumulated impairment loss as of December 31, 2016	~~W~~	—	(1,651)	(2,290)	—	—	—	(3,941)

(*1)	As of December 31, 2016, construction-in-progress mainly relates to construction of manufacturing facilities.
(*2)	Others are mainly amounts transferred from construction-in-progress.
(*3)	Business combinations include property, plant and equipment related to Suzhou Lehui Display Co., Ltd. as its control was transferred to the Controlling Company by exchanging equity interests.

(b) Changes in property, plant and equipment for the year ended December 31, 2017 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction- in-progress (*1)	Others	Total
Acquisition cost as of January 1, 2017	~~W~~	461,484	6,284,778	37,472,177	775,682	2,981,964	202,306	48,178,391
Accumulated depreciation as of January 1, 2017		—	(2,397,967)	(32,947,359)	(651,424)	—	(146,251)	(36,143,001)
Accumulated impairment loss as of January 1, 2017		—	(1,651)	(2,290)	—	—	—	(3,941)

Book value as of January 1, 2017	~~W~~	461,484	3,885,160	4,522,528	124,258	2,981,964	56,055	12,031,449
Additions		—	—	—	—	7,272,476	—	7,272,476
Depreciation		—	(295,045)	(2,416,202)	(66,963)	—	(13,673)	(2,791,883)
Disposals		(1,042)	(7,206)	(75,275)	(52)	—	(3,133)	(86,708)
Others (*2)		69	339,640	3,825,155	87,186	(4,270,210)	18,160	—
Effect of movements in exchange rates		—	(63,222)	(140,306)	(3,087)	(14,213)	(687)	(221,515)
Government grants received		—	(548)	(3,150)	—	1,839	—	(1,859)

Book value as of December 31, 2017	~~W~~	460,511	3,858,779	5,712,750	141,342	5,971,856	56,722	16,201,960

Acquisition cost as of December 31, 2017	~~W~~	460,511	6,539,506	38,901,158	772,824	5,971,856	205,475	52,851,330

Accumulated depreciation as of December 31, 2017	~~W~~	—	(2,678,970)	(33,186,118)	(631,482)	—	(148,753)	(36,645,323)

Accumulated impairment loss as of December 31, 2017	~~W~~	—	(1,757)	(2,290)	—	—	—	(4,047)

(*1)	As of December 31, 2017, construction-in-progress relates to construction of manufacturing facilities.
(*2)	Others are mainly amounts transferred from construction-in-progress.

(c) The capitalized borrowing costs and capitalization rate for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Capitalized borrowing costs	~~W~~	13,696	16,909	47,686
Capitalization rate		3.73%	2.91%	1.92%